Reconciliation of Assets from Segment to Consolidated (Details) (USD $)	Jan. 31, 2014	Jan. 31, 2013
Total Assets	$ 4,106,481	$ 3,443,763
CANADA [Member]
Total Assets	2,194,131	2,161,650
ARGENTINA [Member]
Total Assets	$ 1,912,350	$ 1,282,113